Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
	May 18, 2023	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income (loss)		$ 28,507	$ (237,892)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization		5,276	3,791
Stock-based compensation expense		27,802	43,110
Impairment of out-license asset and remeasurement of CVR liability, net		6,772
Loss on debt extinguishment		12,630
Gain on Sale Transactions, net (Note 6)		(176,589)
Inventory write-downs, net		14,143	52,595
Non-cash interest expense from amortization of debt and other financial liabilities discount and issuance costs		4,159	2,407
Non-cash operating lease expense		1,394	2,476
Change in fair value of derivatives		5,043	375
Other non-cash adjustments, net		(5,471)	(4,920)
Changes in operating assets and liabilities:
Trade receivables, net		149,350	(150,683)
Inventory		(31,952)	(46,734)
Prepaid manufacturing		4,664	2,027
Other prepaid, current and non-current assets		(838)	16,155
Accounts payable		(3,938)	23,760
Accrued rebates, fees and reserves		(6,065)	113,105
Accrued compensation		1,549	(5,373)
Accrued and other current and non-current liabilities		(56,876)	10,917
Net cash used in operating activities		(20,440)	(174,884)
Investing activities
Proceeds from maturities of investments in marketable securities		6,200	144,360
Proceeds from sale of investments in marketable securities		8,688	13,282
Cash and cash equivalents acquired as part of the Surface Acquisition			6,997
Milestone payment to Junshi Biosciences		(12,500)
Purchases of investments in marketable securities			(19,507)
Other investing activities, net		110	(492)
Net cash provided by investing activities		230,321	144,640
Financing activities
Proceeds from Revenue Purchase and Sale Agreement, net of issuance costs		36,486
Proceeds from issuance of common stock upon exercise of stock options		291	694
Proceeds from purchase under the employee stock purchase plan		926	1,809
Taxes paid related to net share settlement		(2,476)	(3,587)
Other financing activities, net		(248)	(1,034)
Net cash (used in) provided by financing activities		(186,974)	69,600
Net increase in cash, cash equivalents and restricted cash		22,907	39,356
Cash, cash equivalents and restricted cash at beginning of period		103,343	63,987
Cash, cash equivalents and restricted cash at end of period		126,250	103,343
Supplemental disclosure of cash flow information
Cash paid for interest		25,376	37,857
Income taxes refunded, net		(114)	(118)
Supplemental disclosures of non-cash activities
Capitalized and accrued milestone payment during the period to Junshi Biosciences			25,000
Stock issued under Optional Stock Purchase Agreement			8,179
Non-cash employee bonuses settled in common stock		4,408
CIMERLI Sale
Investing activities
Cash received from Sale (Note 6)		187,823
YUSIMRY Sale
Investing activities
Cash received from Sale (Note 6)		40,000
2027 Term Loans
Financing activities
Repayment of Term Loan, premiums and exit fees		(260,387)
2029 Term Loans
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Non-cash interest expense from amortization of debt and other financial liabilities discount and issuance costs		201
Financing activities
Proceeds from 2029 Term Loan, net of debt discount and issuance costs		36,979
ATM Offering
Financing activities
Proceeds from issuance of common stock, net of issuance costs		$ 1,455	18,093
Public Offering
Financing activities
Proceeds from issuance of common stock, net of issuance costs	$ 53,600		$ 53,625